Related Party Disclosures - Transactions with Key Management Personnel (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Disclosures
Short-term employee benefits	$ 1,215,000	$ 451,126
Share-based payments	386,065	159,840
Remuneration of the directors and other members of key management personnel	1,601,065	610,966
Key Management Personnel
Related Party Disclosures
Return of capital distribution	4,700,000
Related party receivable balance	$ 54,000	$ 0